Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2023	Dec. 31, 2022
Allocation of pension plan assets	100.00%	100.00%
Cash and cash equivalents
Allocation of pension plan assets	1.00%	1.00%
Equity securities
Allocation of pension plan assets	13.00%	17.00%
Government debt securities
Allocation of pension plan assets	11.00%	10.00%
Corporate debt securities
Allocation of pension plan assets	19.00%	21.00%
Investment in funds
Allocation of pension plan assets	15.00%	16.00%
Investment in funds | Time deposits and money market
Defined benefit plan, plan assets target allocation percentage	5.00%	11.00%
Investment in funds | Corporate debt securities
Defined benefit plan, plan assets target allocation percentage	68.00%	79.00%
Investment in funds | Equity securities
Defined benefit plan, plan assets target allocation percentage	24.00%
Investment in funds | Other Instruments
Defined benefit plan, plan assets target allocation percentage	3.00%	10.00%
Real estate
Allocation of pension plan assets	1.00%	1.00%
Other (mainly insurance assets – contracts and reserves)
Allocation of pension plan assets	40.00%	34.00%